Janus Henderson Global Allocation Fund – Moderate
Schedule of Investments (unaudited)
September 30, 2025

	Shares	Value
Investment Companies – 100.0%
Equity Funds – 48.7%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	899,821	$11,833,325
Janus Henderson Enterprise Fund - Class N Shares£	85,536	13,027,310
Janus Henderson European Focus Fund - Class N Shares£	234,823	13,694,891
Janus Henderson Growth and Income Fund - Class N Shares£	184,141	14,819,892
Janus Henderson Overseas Fund - Class N Shares£	402,520	22,280,163
Janus Henderson Research Fund - Class N Shares£	188,457	18,769,141
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	25,247	404,953
Janus Henderson Triton Fund - Class N Shares£	3,512	101,296
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	354,552	4,658,808
		99,589,779
Exchange-Traded Funds (ETFs) – 31.6%
iShares Core International Aggregate Bond	413,416	21,179,302
iShares Russell 2000 Value	43,658	7,719,171
Janus Henderson Emerging Markets Debt Hard Currency£	181,628	9,663,209
Janus Henderson Small Cap Growth Alpha£	2,455	183,580
Vanguard FTSE Emerging Markets	360,909	19,554,050
Vanguard Value	33,989	6,338,608
		64,637,920
Fixed Income Funds – 18.6%
Janus Henderson Developed World Bond Fund - Class N Shares£	2,056,933	16,167,481
Janus Henderson Flexible Bond Fund - Class N Shares£	2,239,298	21,094,158
Janus Henderson High-Yield Fund - Class N Shares£	86,419	648,144
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	52,757	151,941
		38,061,724
Money Markets – 1.1%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£	2,193,286	2,193,725
Total Investments (total cost $177,444,291) – 100.0%		204,483,148
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(36,809)
Net Assets – 100%		$204,446,339

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 73.2%
Equity Funds - 48.7%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$11,053,179	$133,380	$(190,099)	$31,264	$805,601	$11,833,325	899,821	$-	$-
Janus Henderson Enterprise Fund - Class N Shares
	12,768,121	151,649	(216,791)	10,874	313,457	13,027,310	85,536	-	-
Janus Henderson European Focus Fund - Class N Shares
	13,197,583	154,658	(221,449)	6,161	557,938	13,694,891	234,823	-	-
Janus Henderson Growth and Income Fund - Class N Shares
	13,963,257	187,626	(238,986)	5,094	902,901	14,819,892	184,141	19,736	-
Janus Henderson Overseas Fund - Class N Shares
	21,078,596	250,352	(357,126)	26,540	1,281,801	22,280,163	402,520	-	-
Janus Henderson Research Fund - Class N Shares
	17,517,819	212,873	(303,032)	30,966	1,310,515	18,769,141	188,457	-	-
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	379,837	4,738	(6,717)	637	26,458	404,953	25,247	-	-
Janus Henderson Triton Fund - Class N Shares
	98,132	1,206	(1,631)	131	3,458	101,296	3,512	-	-
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	4,436,664	68,219	(75,777)	9,900	219,802	4,658,808	354,552	15,129	-
Total Equity Funds - 48.7%
	$94,493,188	$1,164,701	$(1,611,608)	$121,567	$5,421,931	$99,589,779	2,378,609	$34,865	$-

Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - (continued)
Exchange-Traded Funds (ETFs) - 4.8%
Janus Henderson Emerging Markets Debt Hard Currency
	$9,453,182	$112,155	$(165,290)	$283	$262,879	$9,663,209	181,628	$150,135	$-
Janus Henderson Small Cap Growth Alpha
	165,657	2,606	(2,668)	364	17,621	183,580	2,455	220	-
Total Exchange-Traded Funds (ETFs) - 4.8%
	$9,618,839	$114,761	$(167,958)	$647	$280,500	$9,846,789	184,083	$150,355	$-
Fixed Income Funds - 18.6%
Janus Henderson Developed World Bond Fund - Class N Shares
	15,932,621	338,535	(267,877)	8,519	155,683	16,167,481	2,056,933	151,018	-
Janus Henderson Flexible Bond Fund - Class N Shares
	20,788,073	497,308	(348,182)	(19,970)	176,929	21,094,158	2,239,298	253,968	-
Janus Henderson High-Yield Fund - Class N Shares
	631,141	18,226	(10,653)	261	9,169	648,144	86,419	10,751	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	150,872	3,591	(2,523)	21	(20)	151,941	52,757	1,820	-
Total Fixed Income Funds - 18.6%
	$37,502,707	$857,660	$(629,235)	$(11,169)	$341,761	$38,061,724	4,435,407	$417,557	$-
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	1,832,535	1,800,339	(1,439,148)	(1)	-	2,193,725	2,193,286	21,745	-
Total Affiliated Investments - 73.2%
	$143,447,269	$3,937,461	$(3,847,949)	$111,044	$6,044,192	$149,692,017	9,191,385	$624,522	$-

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of September 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$99,589,779	$-	$-
Exchange-Traded Funds (ETFs)	64,637,920	-	-
Fixed Income Funds	38,061,724	-	-
Money Markets	-	2,193,725	-
Total Assets	$202,289,423	$2,193,725	$-

Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
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